Schedule of Common Stock Outstanding Roll Forward (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 11, 2013
Subsequent Event [Line Items]
Common shares, balance beginning of period	230,000,000	230,000,000	230,000,000			230,000,000
Common shares issued	30,769,230	0	0	0	0
Issuance of shares for share-based incentive compensation	34,500	0
Common shares, balance at end of period	260,803,730	230,000,000	230,000,000	230,000,000		230,000,000
Common Stock
Subsequent Event [Line Items]
Common shares, balance beginning of period	230,079,120	230,079,120	230,079,120
Common shares issued	30,769,230	0
Issuance of shares for share-based incentive compensation	34,500	0
Common shares, balance at end of period	260,882,850	230,079,120
Treasury Stock [Member]
Subsequent Event [Line Items]
Common shares, balance at end of period	79,120	79,120	79,120	79,120